Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Loan to Hangzhou Shuige [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]	$ 812,478	$ 1,538,672	$ 423,585
Repayment from Hangzhou Shuige [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]	1,222,192	1,110,448	423,585
Loan to Liwei Zhang [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]		319,254	303,075
Repayment from Liwei Zhang [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]		330,580	362,377
Advance to Baiming Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[2]		3,705	1,187,554
Reimbursement from Baiming Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[2]		9,375	644,678
Loan to Baiming Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]	139,407
Repayment from Baiming Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]	139,407	692,074
Loan from Baiming Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	130,984
Repayment to Baiming Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	124,040
Consideration of equity transaction [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[4]	83,189
Repayment to Xiaoshan Ance [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	138,648
Selling to Hangzhou Qingniu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[5]	34,895	577,370	1,011,587
Loan to Hangzhou Qingniu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]	823,570	2,716,162	4,943,174
Rent income from Hangzhou Qingniu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[6]			52,749
Purchase from Hangzhou Qingniu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[7]	2,260
Repayment from Hangzhou Qingniu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1],[5],[6]	1,684,835	4,036,026	5,105,411
Advance to Shuang Wu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[8]		2,054,627	3,467,737
Repayment from Shuang Wu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[8]		1,159,929	2,022,703
Loan to Shuang Wu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]	881,669
Repayment from Shuang Wu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]	2,081,662
Loan from Shuang Wu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	729,796
Repayment to Shuang Wu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	729,796
Refundable advance deposit [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[9]	9,110,000
Advance to Huiyu Chuanggu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[2],[10]		447,927	2,894,499
Reimbursement from Huiyu Chuanggu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[10]		2,077,162	1,397,077
Management service fee to Huiyu Chuanggu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[11]		1,247,508
Repayment to Huiyu Chuanggu for IPO costs paid on behalf of the Group [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	1,036,139
Rent income from Hangzhou Yuanqi [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[6]
Collection from Hangzhou Yuanqi [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[6]			706
Advance to Ming Zhao [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[12]			866
Collection from Ming Zhao [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[12]			866
Advance to Qijia Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[2]		8,142
Repayment from Qijia Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[2]		$ 2,846

[1]	This represented the Group’s interest-free loans, which was due on demand, to these related parties and repayment from these related parties.
[2]	It was the advances which is interest-free and due on demand made to the related parties for the Group’s daily operational purposes, and reimbursement from the related parties for the Group’s operational expenses.
[3]	These consisted of the Group’s interest-free loans, which are due on demand, from the related parties for the Group’s daily operations or a portion of the IPO costs, including legal fees and accounting fees, and repayment to the related parties.
[4]	This consisted of the consideration of equity transfer of Hangzhou Hanshi.
[5]	It was the receivable for selling medical consumables to this related party, repayment from this related party.
[6]	It was the receivable and collection for providing rental service to this related party.
[7]	This consisted of the payable for purchase of materials from the related party.
[8]	This consisted of the Group’s advance to this related party with no fixed term of repayment and interest, and the repayment from this related party.
[9]	This consisted of the refundable advance deposit for a potential acquisition.
[10]	This consisted of the advance to this related party for the Group’s initial public offering costs, including legal fees and accounting fees, and the reimbursement of excessive advance payment from this related party.
[11]	This represented management service fee charged by the related party.
[12]	This consisted of the advance to this related party for the Group’s daily operations.